Schedule I — Parent Company Financial Information	12 Months Ended
Dec. 31, 2024
Schedule I — Parent Company Financial Information [Abstract]
SCHEDULE I — PARENT COMPANY FINANCIAL INFORMATION

PARENT COMPANY BALANCE SHEETS

	December 31, 2024	December 31, 2023
ASSETS
Cash	$3,235	$—
Investment in subsidiaries, net	1,856,796	3,697,532
TOTAL ASSETS	$1,860,031	$3,697,532

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
Due to related party	$425,412	$50,411
TOTAL LIABILITIES	425,412	50,411

EQUITY:
Share capital	50	50
Additional paid in capital	(50)	(50)
Retained earnings	2,024,968	3,956,211
Accumulated other comprehensive loss	(590,349)	(309,090)
TOTAL SHAREHOLDERS’ EQUITY	1,434,619	3,647,121
TOTAL LIABILITIES AND EQUITY	$1,860,031	$3,697,532
*	Shares and per share data are presented on a retroactive basis to reflect the recapitalization.

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the year ended December 31, 2024	For the year ended December 31, 2023
G&A expenses	$(3,589,720)	$(100)
Equity in earnings of subsidiaries	1,658,477	2,333,687
NET (LOSS) INCOME	(1,931,243)	2,333,587
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustments	(281,259)	(105,029)
COMPREHENSIVE (LOSS) INCOME	$(2,212,502)	$2,228,558

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the year ended December 31, 2024	For the year ended December 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(1,931,243)	$2,333,587
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	(1,658,477)	(2,333,687)
NET CASH USED IN OPERATING ACTIVITIES	(3,589,720)	(100)

CASH FLOWS FROM FINANCING ACTIVITIES:
Shares issued in initial public offering	4,117,955	—
Payments to related party	—	(89)
Due from related party	(525,000)	—
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	3,592,955	(89)
CHANGES IN CASH	3,235	(189)
CASH AT THE BEGINNING OF YEAR	—	189
CASH END OF YEAR	$3,235	$—